Purchase Price Allocations for Acquisitions (Details) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Sep. 30, 2013 All 2013 Acquisitions Excluding Sator USD ($)	Sep. 30, 2013 All 2013 Acquisitions USD ($)	Sep. 30, 2013 Sator USD ($)	Sep. 30, 2013 Sator EUR (€)	Dec. 31, 2012 All 2012 Acquisitions USD ($)	Dec. 31, 2011 Euro Car Parts Holdings Limited USD ($)	Dec. 31, 2011 Euro Car Parts Holdings Limited GBP (£)	Dec. 31, 2011 All 2011 Acquisitions Excluding ECP USD ($)	Dec. 31, 2011 All 2011 Acquisitions USD ($)
Business Acquisition
Receivables						$ 38,329	$ 99,968	$ 61,639		$ 15,473	$ 54,225		$ 23,538	$ 77,763
Receivable reserves						(3,023)	(11,586)	(8,563)		(1,459)	(3,832)		(1,121)	(4,953)
Inventory						24,119	95,903	71,784		62,305	93,835		59,846	153,681
Prepaid expenses and other current assets						2,027	9,211	7,184		201	3,189		2,820	6,009
Property and equipment						12,517	32,001	19,484		31,930	41,830		10,614	52,444
Goodwill	1,920,916	1,690,284	1,476,063	1,032,973	938,783	88,103	227,261	139,158		201,742	332,891		105,177	438,068
Other intangibles						4,868	54,846	49,978		655	43,723		7,683	51,406
Other assets						1,232	3,281	2,049		187	13		9,420	9,433
Deferred income taxes						49	(15,173)	(15,222)		428	(13,218)		7,235	(5,983)
Current liabilities assumed						(34,438)	(84,031)	(49,593)		(22,910)	(135,390)		(17,257)	(152,647)
Debt assumed		(3,989)	(13,564)	0		(664)	(664)			(3,989)	(13,564)			(13,564)
Other noncurrent liabilities assumed							(5,074)	(5,074)					(619)	(619)
Contingent consideration liabilities						(3,854)	(3,854)			(5,456)	(77,539)	(50,200)	(3,700)	(81,239)
Other purchase price obligations						(86)	(86)			(1,647)	(4,136)	(2,700)	(4,510)	(8,646)
Notes issued		(16,000)	(34,200)	(5,500)		(6,782)	(6,782)			(15,990)	(28,302)	(18,400)	(5,917)	(34,219)
Cash used in acquisitions, net of cash acquired						$ 122,397	$ 395,221	$ 272,824	€ 209,800	$ 261,470	$ 293,725	£ 190,300	$ 193,209	$ 486,934